RECEIVABLES (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Schedule Of Amounts Receivable
Expected credit loss	$ 27,486	$ 48,127	$ 72,981	$ 47,959	$ (302,067)